Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Notes payable consist of the following at September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012	December 31, 2011
Notes payable – current
12% unsecured originally due July 2011	$934	$935
6% unsecured due May 16, 2013 (net of discount of $0 in 2012 and $236 in 2011)	1,450	1,764
12% unsecured originally due March 2011	100	450
	$2,484	$3,149
Notes payable related parties – current
12% unsecured due June 2012 and within six months (net of discount of $0 in 2012 and $21 in 2011)	$2,177	$2,056
Convertible notes payable, net – current
6% unsecured due between March 2011 and February 2012 (net of discount of $0 in 2012 $34 in 2011)	$2,020	$2,676
0% unsecured due between December 2012 and February 2013 (net of discount of $1,463 in 2012)	1,323	—
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2012 $38 in 2011)	50	150
10% unsecured convertible note due November 2012 (net of discount of $333 in 2012 and $1,833 in 2011)	2,667	1,167
6% unsecured due June 2012 (net of discount of $0 in 2012 and $182 in 2011)	—	839
8% unsecured convertible note due April 2013 (net of discount of $753 in 2012)	2,672	—
	$8,732	$4,832
Convertible Notes payable related party, net – current
10% unsecured due within 6 months (net of discount of $46 in 2012)	$4,429	$—
12% unsecured due June 2012	—	2,430
6% due July 2011 and November 2011 and on demand (net of discount of $0 in 2012 and $92 in 2011)	1,953	1,158
	$6,382	$3,588
Long term notes payable
6% unsecured note due October 2012	$100	$200
Long term convertible notes, net
4% unsecured due November 15, 2013 (net of discount of $0 in 2012 and $42 in 2011)	$—	$402
4% unsecured due June 30, 2013 (net of discount of $9 in 2011)	—	67
6% due April 2014 and May 2014 (net of discount of $142 in 2012)	1,382	—
4% unsecured due Sept, 2014 (net of discount of $458 in 2012)	375	—
11% unsecured convertible note due December 2013 (net of discount of $32 in 2012 and $321 in 2011)	135	964
10% unsecured convertible note due May 2015 (net of discount of $611 in 2012)	388	—
	$2,279	$1,433
Total notes payable, net	$22,155	$15,258

Notes payable consists of the following at December 31,

	2010	2011
Notes payable – current
12% unsecured due July 2011 (net of discount of $38 in 2010 and $0 in 2011)	$714	$935
6% unsecured due May 16, 2012 (net of discount of $0 in 2010 and $236 in 2011)	—	1,764
12% unsecured originally due March 2011	650	450
	$1,364	$3,149
Notes payable related parties – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $21 in 2011)	$4,000	$2,056
Convertible notes payable, net – current
0% unsecured due June 2011 (net of discount $357 in 2010 and $0 in 2011)	$360	$—
6% unsecured due November 2010	300	—
6% unsecured originally due March 2011	110	110
6% unsecured due between March 2011 and February 2012 (net of discount of $424 in 2010 and $34 in 2011)	1,526	2,566
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2010 and $55 in 2011)	—	100
10% unsecured due between March and May 2011 (net of discount of $57 in 2010 and $25 in 2011)	338	—
11% unsecured due December 2011 (net of discount of $143 in 2010 and $38 in 2011)	102	50
10% unsecured convertible note due November 2012 (net of discount of $0 in 2010 and $1,833 in 2011)	—	1,167
6% unsecured due June 2012 (net of discount of $0 in 2010 and $261 in 2011)	—	839
	$2,736	$4,832
Convertible Notes payable related party, net – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $93 in 2011)	$—	$2,430
6% due July 2011 and November 2011 and on demand (net of discount of $351 in 2010 and $92 in 2011)	—	1,158
	$—	$3,588
Long term notes payable
20% unsecured convertible note due December 2013	$350	$—
6% unsecured note due October 2012	—	200
	$350	$200
Long term convertible notes, net
6% unsecured due March 2012 (net of discount of $321 in 2010 and $0 in 2011)	$555	$—
4% unsecured due November 15, 2013 (net of discount of $0 in 2010 and $42 in 2011)	—	402
4% unsecured due June 30, 2013 (net of discount of $0 in 2010 and $9 in 2011)	—	67
11% unsecured convertible note due December 2013 (net of discount of $0 in 2010 and $321 in 2011)	—	964
	$555	$1,433
Long term convertible notes related party, net
20% unsecured convertible note due December 2013 (net of discount of $0 in 2011)	$949	$—
Total notes payable, net	$9,954	$15,258